Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Components of income tax (benefit) provision
Income tax expense	$ (92)	$ (871)	$ 1,502	$ (926)